Acquisition of Jerritt Canyon Canada Ltd. - Disclosure of Detailed Information About Consideration paid as part of purchase price (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Apr. 30, 2021 USD ($) Share $ / shares $ / Warrant	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Estimated triggered tax adjustment		$ 12,570	$ 0
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member]
Disclosure of detailed information about business combination [line items]
Estimated triggered tax adjustment	$ 12,570
Consideration transferred, acquisition-date fair value	$ 478,870
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Consideration Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	26,719,727
Fair value per share | $ / shares	$ 15.59
Equity interests of acquirer	$ 416,561
Exercise price of consideration warrants | $ / Warrant	20
Exercise period of consideration warrants	3 years
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Private Placement Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	1,705,514
Fair value per share | $ / shares	$ 15.59
Equity interests of acquirer	$ 26,589
Jerritt Canyon Canada Ltd. [Member] | Sprott Mining Inc [Member] | Consideration Warrants [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	5,000,000
Fair value per warrant | $ / Warrant	4.63
Equity interests of acquirer	$ 23,150
Exercise price of consideration warrants | $ / Warrant	20